Mineral property, plant and equipment	6 Months Ended
Feb. 28, 2023
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Construction in progress	Mineral properties	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at August 31, 2022	$45,239	$-	$7,076	$1,396	$143	$53,854
Additions	-	1,994	4,991	22	213	7,220
Transfers(1)	(45,239)	45,239	-	-	-	-
As at February 28, 2023	$-	$47,233	$12,067	$1,418	$356	$61,074
Accumulated depreciation
As at August 31, 2022	$-	$-	$1,566	$619	$35	$2,220
Depreciation	-	358	101	95	88	642
As at February 28, 2023	$-	$358	$1,667	$714	$123	$2,862
Net book value
As at August 31, 2022	$45,239	$-	$5,510	$777	$108	$51,634
As at February 28, 2023	$-	$46,875	$10,400	$704	$233	$58,212

(1)	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.